Praxis Impact Large Cap Growth ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 18.2%
Airbnb, Inc. - Class A (a)	1,059	$133,731
Alphabet, Inc. - Class A	9,645	2,773,516
Alphabet, Inc. - Class C	14,427	4,138,529
AppLovin Corp. - Class A (a)	611	243,178
Booking Holdings, Inc.	84	353,667
DoorDash, Inc. - Class A (a)	1,038	155,856
Electronic Arts, Inc.	238	48,521
Expedia Group, Inc.	416	96,050
GoDaddy, Inc. - Class A (a)	825	68,203
Meta Platforms, Inc. - Class A	5,100	2,917,863
Netflix, Inc. (a)	9,790	941,308
Reddit, Inc. - Class A (a)	330	44,434
ROBLOX Corp. - Class A (a)	2,052	116,061
T-Mobile US, Inc.	422	88,633
Trade Desk, Inc. - Class A (a)	2,617	59,380
Uber Technologies, Inc. (a)	4,727	340,013
VeriSign, Inc.	145	36,012
		12,554,955

Consumer Discretionary - 11.8%
Amazon.com, Inc. (a)	15,390	3,205,275
AutoZone, Inc. (a)	35	118,222
Burlington Stores, Inc. (a)	118	38,395
Carvana Co. (a)	387	121,665
Chipotle Mexican Grill, Inc. (a)	4,109	131,529
Copart, Inc. (a)	1,754	58,233
Hilton Worldwide Holdings, Inc.	609	185,185
Live Nation Entertainment, Inc. (a)	510	77,780
Lululemon Athletica, Inc. (a)	353	54,044
Marriott International, Inc. - Class A	563	184,140
McDonald's Corp.	1,539	478,306
O'Reilly Automotive, Inc. (a)	1,692	156,189
Royal Caribbean Cruises Ltd.	395	108,696
Starbucks Corp.	3,001	268,860
Tesla, Inc. (a)	6,683	2,484,405
TJX Cos., Inc.	2,486	397,014
Yum! Brands, Inc.	387	60,171
		8,128,109

Consumer Staples - 1.6%
Costco Wholesale Corp.	984	980,487
Estee Lauder Cos., Inc. - Class A	407	29,211
Monster Beverage Corp. (a)	1,572	113,907
		1,123,605

Energy - 0.4%
Baker Hughes Co.	758	46,276
EQT Corp.	686	43,657
First Solar, Inc. (a)	179	35,309
Kinder Morgan, Inc.	1,352	45,333
Phillips 66	272	49,553
Texas Pacific Land Corp.	89	42,236
		262,364

Financials - 5.0%
American Express Co.	217	65,638
Ares Management Corp. - Class A	529	57,714
Block, Inc. (a)	1,168	70,290
Blue Owl Capital, Inc. - Class A	5,064	46,234
Cboe Global Markets, Inc.	152	42,723
Coinbase Global, Inc. - Class A (a)	666	116,290
Fair Isaac Corp. (a)	84	89,674
Goldman Sachs Group, Inc.	77	65,141
Interactive Brokers Group, Inc. - Class A	1,005	67,405
LPL Financial Holdings, Inc.	226	67,988
Mastercard, Inc. - Class A	1,811	904,884
Moody's Corp.	299	130,439
MSCI, Inc.	177	95,405
Robinhood Markets, Inc. - Class A (a)	2,295	159,044
S&P Global, Inc.	445	189,276
Tradeweb Markets, Inc. - Class A	503	59,183
Verisk Analytics, Inc.	479	90,890
Visa, Inc. - Class A	3,800	1,148,512
		3,466,730

Health Care - 5.3%
AbbVie, Inc.	170	36,973
Alnylam Pharmaceuticals, Inc. (a)	337	111,503
Boston Scientific Corp. (a)	3,978	249,620
Danaher Corp.	334	63,326
Dexcom, Inc. (a)	939	58,969
Eli Lilly & Co.	1,802	1,657,426
IDEXX Laboratories, Inc. (a)	233	130,920
Insmed, Inc. (a)	369	60,339
Insulet Corp. (a)	276	57,916
Intuitive Surgical, Inc. (a)	809	372,941
Mettler-Toledo International, Inc. (a)	61	76,933
ResMed, Inc.	365	81,935
Stryker Corp.	777	255,314
Thermo Fisher Scientific, Inc.	84	41,289
Vertex Pharmaceuticals, Inc. (a)	596	266,138
Waters Corp. (a)	178	53,008
West Pharmaceutical Services, Inc.	170	42,609
Zoetis, Inc.	593	70,099
		3,687,258

Industrials - 5.3%
AMETEK, Inc.	322	69,024
Amphenol Corp. - Class A	2,875	363,256
Automatic Data Processing, Inc.	165	33,525
Axon Enterprise, Inc. (a)	195	82,814
Bloom Energy Corp. - Class A (a)	219	29,672
Cintas Corp.	769	130,069
Comfort Systems USA, Inc.	25	34,475
CSX Corp.	920	37,766
Deere & Co.	85	47,880
Dover Corp.	325	67,746
Emerson Electric Co.	500	65,510
Fastenal Co.	2,934	136,138
GE Vernova, Inc.	614	535,961
HEICO Corp.	394	108,035
HEICO Corp. - Class A	321	67,760
Howmet Aerospace, Inc.	1,045	240,831
Hubbell, Inc.	72	35,333
Ingersoll Rand, Inc.	801	64,176
Johnson Controls International PLC	529	69,273
Old Dominion Freight Line, Inc.	665	129,941
Quanta Services, Inc.	415	227,843
Republic Services, Inc.	165	36,138
Rocket Lab Corp. (a)	508	32,624
Rockwell Automation, Inc.	187	67,111
Rollins, Inc.	1,015	54,211
Southwest Airlines Co.	916	34,414
Symbotic, Inc. (a)	1,296	68,947
TE Connectivity PLC	332	69,395
Trane Technologies PLC	97	40,424
Vertiv Holdings Co. - Class A	1,026	257,095
Waste Connections, Inc.	945	153,506
Westinghouse Air Brake Technologies Corp.	252	62,977
WW Grainger, Inc.	137	149,441
Xylem, Inc.	295	35,252
		3,638,563

Materials - 0.8%
Ecolab, Inc.	510	135,671
Martin Marietta Materials, Inc.	112	65,932
Newmont Corp.	404	43,733
Sherwin-Williams Co.	567	181,752
Vulcan Materials Co.	374	101,840
		528,928

Real Estate - 0.1%
CoStar Group, Inc. (a)	1,410	56,879

Technology - 50.1% (b)
Adobe, Inc. (a)	1,017	247,212
Advanced Micro Devices, Inc. (a)	3,657	743,944
Apple, Inc.	33,239	8,435,726
Applied Materials, Inc.	950	324,700
Arista Networks, Inc. (a)	2,623	322,052
Atlassian Corp. - Class A (a)	523	35,695
Autodesk, Inc. (a)	675	161,595
Broadcom, Inc.	9,696	3,001,009
Cadence Design Systems, Inc. (a)	726	201,734
Ciena Corp. (a)	212	82,305
Cloudflare, Inc. - Class A (a)	740	152,692
CoreWeave, Inc. - Class A (a)	1,078	83,513
Crowdstrike Holdings, Inc. - Class A (a)	602	235,027
Datadog, Inc. - Class A (a)	950	112,147
Fortinet, Inc. (a)	1,348	110,159
HubSpot, Inc. (a)	168	41,009
Intuit, Inc.	704	304,396
KLA Corp.	314	462,337
Lam Research Corp.	2,808	599,957
Lumentum Holdings, Inc. (a)	49	34,435
Marvell Technology, Inc.	1,861	184,332
Microsoft Corp.	17,283	6,397,648
MongoDB, Inc. (a)	264	64,619
Monolithic Power Systems, Inc.	121	132,295
NVIDIA Corp.	52,777	9,204,309
Oracle Corp.	4,030	592,853
Palo Alto Networks, Inc. (a)	1,964	314,868
Salesforce, Inc.	1,040	194,137
Sandisk Corp. (a)	349	221,734
Seagate Technology Holdings PLC	571	223,695
ServiceNow, Inc. (a)	2,888	301,940
Snowflake, Inc. (a)	954	143,882
Synopsys, Inc. (a)	506	200,619
Teradyne, Inc.	446	132,221
Texas Instruments, Inc.	821	159,389
Tyler Technologies, Inc. (a)	197	67,449
Veeva Systems, Inc. - Class A (a)	482	84,668
Western Digital Corp.	584	157,966
Workday, Inc. - Class A (a)	771	100,168
Zscaler, Inc. (a)	319	44,752
		34,615,188
TOTAL COMMON STOCKS (Cost $66,235,920)		68,062,579

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Real Estate - 0.9%
Equinix, Inc.	244	239,179
Realty Income Corp.	586	35,852
SBA Communications Corp.	247	42,511
Welltower, Inc.	1,668	329,780
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $591,478)		647,322

CORPORATE BONDS - 0.3%	Par	Value
Consumer Discretionary - 0.3%
Capital Impact Partners, 4.50%, 06/15/2026	180,000	180,151
TOTAL CORPORATE BONDS (Cost $180,000)		180,151

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	136,049	136,049
TOTAL MONEY MARKET FUNDS (Cost $136,049)		136,049

TOTAL INVESTMENTS - 100.0% (Cost $67,143,447)		69,026,101
Liabilities in Excess of Other Assets - (0.0)% (d)		(14,553)
TOTAL NET ASSETS - 100.0%		$69,011,548

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Praxis Impact Large Cap Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$68,062,579	$–	$–	$68,062,579
Real Estate Investment Trusts	647,322	–	–	647,322
Corporate Bonds	–	180,151	–	180,151
Money Market Funds	136,049	–	–	136,049
Total Investments	$68,845,950	$180,151	$–	$69,026,101

Refer to the Schedule of Investments for further disaggregation of investment categories.